Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 04, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2014